UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: January 31, 2021

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
January 31, 2021
MFS®  Emerging Markets
Debt Fund
EMD-SEM

MFS® Emerging Markets
Debt Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets experienced dramatic swings over the past twelve months as the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics later brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Additional U.S. stimulus is anticipated with the Democrats in the White House and holding the reins in both houses of Congress. As coronavirus restrictions are lifted, pent-up consumer demand could fuel a surge in economic activity. As a result, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of our global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
March 18, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Sovereign Emerging Markets	47.3%
Other Government Entity-Emerging Markets Quasi Government	21.6%
Emerging Markets Corporate Bonds	21.4%
Developed Markets Corporate Bonds	1.9%
Sovereign Developed Markets	0.5%
Supranational	0.5%
Government Securities Hedge (t)	(0.4)%
Portfolio facts (i)
Average Duration (d)	7.1
Average Effective Maturity (m)	11.1 yrs.
Composition including fixed income credit quality (a)(i)
AA	5.6%
A	6.1%
BBB	27.3%
BB	28.4%
B	22.1%
CCC	2.6%
CC	0.1%
D	0.2%
U.S. Government	0.8%
Not Rated	(0.4)%
Non-Fixed Income	0.1%
Cash & Cash Equivalents	5.7%
Other	1.4%
Non-U.S. issuer country
weightings (i)(x)
Mexico	8.4%
Indonesia	6.8%
Turkey	4.6%
United Arab Emirates	4.4%
China	4.3%
Ukraine	4.0%
India	3.6%
Russia	3.2%
Chile	3.1%
Other Countries	48.1%

Portfolio Composition - continued
Non-U.S. currency exposure
weightings (i)(y)
Turkish Lira	1.6%
Chinese Yuan Offshore	0.6%
Indian Rupee	0.5%
Russian Ruble	0.5%
Brazilian Real	0.4%
Uruguay Peso	0.4%
Malaysian Ringgit	0.3%
Indonesian Rupiah	0.2%
Mexican Peso	0.2%
Other Currencies	(2.2)%
Emerging market local currency
bond weights by country (i)
Indonesia	0.8%
Uruguay	0.4%
South Africa	0.4%
India	0.3%
Malaysia	0.3%
Mexico	0.2%
Brazil	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds future contracts and U.S. Treasury securities with a bond equivalent exposure of (0.4)%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. United States issuer country exposure is 9.6% and includes Cash & Cash Equivalents and Other.

Portfolio Composition - continued
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. United States Dollar currency exposure is 97.5% and includes Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
Percentages are based on net assets as of January 31, 2021.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
August 1, 2020 through January 31, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2020 through January 31, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/20	Ending Account Value 1/31/21	Expenses Paid During Period (p) 8/01/20-1/31/21
A	Actual	1.07%	$1,000.00	$1,050.50	$5.53
	Hypothetical (h)	1.07%	$1,000.00	$1,019.81	$5.45
B	Actual	1.82%	$1,000.00	$1,046.46	$9.39
	Hypothetical (h)	1.82%	$1,000.00	$1,016.03	$9.25
C	Actual	1.82%	$1,000.00	$1,046.51	$9.39
	Hypothetical (h)	1.82%	$1,000.00	$1,016.03	$9.25
I	Actual	0.82%	$1,000.00	$1,051.91	$4.24
	Hypothetical (h)	0.82%	$1,000.00	$1,021.07	$4.18
R1	Actual	1.82%	$1,000.00	$1,047.17	$9.39
	Hypothetical (h)	1.82%	$1,000.00	$1,016.03	$9.25
R2	Actual	1.32%	$1,000.00	$1,049.09	$6.82
	Hypothetical (h)	1.32%	$1,000.00	$1,018.55	$6.72
R3	Actual	1.07%	$1,000.00	$1,050.50	$5.53
	Hypothetical (h)	1.07%	$1,000.00	$1,019.81	$5.45
R4	Actual	0.82%	$1,000.00	$1,051.81	$4.24
	Hypothetical (h)	0.82%	$1,000.00	$1,021.07	$4.18
R6	Actual	0.70%	$1,000.00	$1,051.73	$3.62
	Hypothetical (h)	0.70%	$1,000.00	$1,021.68	$3.57
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 93.1%
Angola – 0.3%
Republic of Angola, 8%, 11/26/2029 (n)		$3,588,000	$ 3,543,150
Republic of Angola, 8%, 11/26/2029		5,571,000	5,501,362
Republic of Angola, 9.375%, 5/08/2048		9,253,000	9,159,360
Republic of Angola, 9.125%, 11/26/2049 (n)		1,391,000	1,349,270
Republic of Angola, 9.125%, 11/26/2049		4,200,000	4,074,000
			$23,627,142
Argentina – 1.2%
Province of Cordoba, 7.45%, 9/01/2024 (n)		$4,556,036	$ 2,938,643
Province of Cordoba, 3%, 6/01/2027		7,277,311	4,693,866
Province of Santa Fe, 7%, 3/23/2023 (n)		12,978,000	10,090,525
Province of Santa Fe, 7%, 3/23/2023		300,000	233,253
Republic of Argentina, 0.125%, 7/09/2030		39,070,548	14,954,643
Republic of Argentina, 0.125%, 7/09/2035		123,670,549	42,265,647
Republic of Argentina, 0.125%, 1/09/2038		18,137,000	7,100,635
Republic of Argentina, 0.125%, 7/09/2041		45,512,000	16,487,177
Stoneway Capital Corp., 10%, 3/01/2027 (a)(d)(z)		13,021,612	5,143,667
			$103,908,056
Azerbaijan – 1.4%
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		$24,150,000	$ 29,071,770
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		41,719,000	50,221,332
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		29,773,000	38,064,185
			$117,357,287
Benin – 0.3%
Republic of Benin, 4.875%, 1/19/2032 (n)	EUR	14,542,000	$ 17,485,787
Republic of Benin, 6.875%, 1/19/2052 (n)		7,536,000	9,646,179
			$27,131,966
Bermuda – 0.5%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$20,232,000	$ 20,940,120
Government of Bermuda, 3.375%, 8/20/2050 (n)		17,184,000	18,215,040
			$39,155,160

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brazil – 2.7%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)		$1,080,000	$ 1,130,760
Aegea Finance S.à r.l., 5.75%, 10/10/2024		20,906,000	21,888,582
B2W Digital Lux S.à r.l., 4.375%, 12/20/2030 (n)		11,164,000	11,587,674
Centrais Eletricas Brasileiras S.A., 3.625%, 2/04/2025 (n)		10,865,000	11,093,165
Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030 (n)		7,427,000	7,686,499
Federative Republic of Brazil, 4.5%, 5/30/2029		11,631,000	12,695,237
Federative Republic of Brazil, 3.875%, 6/12/2030		30,291,000	31,161,866
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)		16,007,000	17,073,386
MercadoLibre, Inc., 2.375%, 1/14/2026		7,280,000	7,334,600
MercadoLibre, Inc., 3.125%, 1/14/2031		6,681,000	6,710,330
MV24 Capital B.V., 6.748%, 6/01/2034 (n)		4,466,630	4,860,811
MV24 Capital B.V., 6.748%, 6/01/2034		4,894,367	5,326,295
Nota do Tesouro Nacional, 10%, 1/01/2023	BRL	61,234,000	12,181,461
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.6%, 1/03/2031		$13,412,000	14,954,380
Petrobras Global Finance B.V. (Federative Republic of Brazil), 6.9%, 3/19/2049		5,471,000	6,536,696
Petrobras International Finance Co. (Federative Republic of Brazil), 6.75%, 1/27/2041		5,560,000	6,616,400
Rede D'Or Finance S.à r.l., 4.5%, 1/22/2030 (n)		11,661,000	11,917,775
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025		19,468,000	20,567,942
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		17,388,000	17,822,700
			$229,146,559
Bulgaria – 0.1%
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028 (n)	EUR	6,782,000	$ 8,320,661
Chile – 3.1%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$14,693,000	$ 15,964,091
AES Gener S.A., 6.35% to 4/7/2025, FLR (CMT - 5yr. + 4.917%) to 4/7/2030, FLR (CMT - 5yr. + 5.167%) to 4/7/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079		8,819,000	9,581,932
Banco del Estado de Chile, 3.875%, 2/08/2022		5,423,000	5,599,246
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)		15,334,000	16,212,024
Banco del Estado de Chile, 2.704%, 1/09/2025		9,298,000	9,830,403
E.CL S.A., 4.5%, 1/29/2025		12,798,000	14,120,765

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chile – continued
Empresa Nacional del Petroleo (Republic of Chile), 4.375%, 10/30/2024	$13,268,000	$ 14,577,230
Empresa Nacional del Petroleo (Republic of Chile), 4.375%, 10/30/2024 (n)	3,235,000	3,554,216
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)	9,946,000	10,877,237
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026	8,710,000	9,525,511
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029 (n)	9,783,000	11,522,537
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	3,831,000	4,226,961
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)	20,582,000	22,177,105
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	800,000	862,000
Kenbourne Invest S.A., 4.7%, 1/22/2028 (n)	14,180,000	14,344,488
Republic of Chile, 3.1%, 1/22/2061	24,983,000	25,308,029
Transelec S.A., 4.625%, 7/26/2023 (n)	11,796,000	12,784,033
Transelec S.A., 4.25%, 1/14/2025 (n)	2,729,000	3,011,452
Transelec S.A., 4.25%, 1/14/2025	11,786,000	13,005,851
Transelec S.A., 3.875%, 1/12/2029 (n)	3,436,000	3,876,667
Transelec S.A., 3.875%, 1/12/2029	5,077,000	5,728,125
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)	10,781,000	11,501,063
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028	8,855,000	9,446,426
VTR Finance B.V., 6.375%, 7/15/2028	3,400,000	3,681,010
VTR Finance N.V., 6.375%, 7/15/2028 (n)	8,102,000	8,771,630
		$260,090,032
China – 4.3%
Avi Funding Co. Ltd. (People's Republic of China), 3.8%, 9/16/2025 (n)	$8,408,000	$ 9,397,201
Baidu, Inc., 3.075%, 4/07/2025	6,070,000	6,476,706
Bank of China, 5%, 11/13/2024	5,847,000	6,579,980
CCBL (Cayman) 1 Corp. Ltd., 3.5%, 5/16/2024	17,695,000	18,811,342
CDBL Funding 1 Co. (People's Republic of China), 4.25%, 12/02/2024	11,113,000	12,281,754
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029	18,511,000	19,965,164
China Development Bank, 2.125%, 6/01/2021	1,020,000	1,024,886
China Development Bank (Hong Kong), FLR, 0.925% (LIBOR - 3mo. + 0.7%), 3/06/2022	3,688,000	3,694,380
China Development Bank Financial Leasing Co. Ltd., 2.875% to 9/28/2025, FLR (CMT-1yr. + 2.75%) to 9/28/2030	12,370,000	12,710,422
China Southern Power Grid Co. Ltd., 3.5%, 5/08/2027	14,181,000	15,750,399

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
China – continued
China Southern Power Grid Co. Ltd., 4.25%, 9/18/2028	$6,751,000	$ 7,793,559
CNPC General Capital Ltd. (People's Republic of China), 3.95%, 4/19/2022 (n)	5,681,000	5,880,346
Industrial and Commercial Bank of China, 4.875%, 9/21/2025	17,020,000	19,365,016
JD.com, Inc., 3.375%, 1/14/2030	11,732,000	12,709,506
Meituan, 2.125%, 10/28/2025 (n)	11,141,000	11,361,035
Meituan, 3.05%, 10/28/2030 (n)	20,144,000	20,936,021
Prosus N.V., 4.027%, 8/03/2050 (n)	14,932,000	14,879,301
Prosus N.V., 3.832%, 2/08/2051 (n)	12,747,000	12,346,881
Sinopec Capital (2013) Ltd. (People's Republic of China), 3.125%, 4/24/2023	3,974,000	4,141,345
Sinopec Group Overseas Development (2012) Ltd. (People's Republic of China), 3.9%, 5/17/2022 (n)	5,953,000	6,173,856
Sinopec Group Overseas Development (2017) Ltd. (People's Republic of China), 2.5%, 9/13/2022 (n)	12,630,000	12,934,762
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027 (n)	1,712,000	1,926,257
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027	53,252,000	59,916,488
Sunac China Holdings Ltd., 7.95%, 10/11/2023	7,765,000	8,137,720
Sunac China Holdings Ltd., 7.5%, 2/01/2024	12,559,000	13,000,614
Tencent Holdings Ltd., 3.595%, 1/19/2028	10,200,000	11,162,980
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	11,700,000	11,805,530
Weibo Corp., 3.375%, 7/08/2030	20,283,000	20,894,892
		$362,058,343
Colombia – 2.7%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)	$4,637,000	$ 5,328,330
AI Candelaria Spain SLU, 7.5%, 12/15/2028	12,644,000	14,529,094
Ecopetrol S.A., 6.875%, 4/29/2030	6,694,000	8,334,030
Empresas Publicas de Medellin E.S.P., 4.25%, 7/18/2029	2,238,000	2,377,875
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031 (n)	16,433,000	17,476,495
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031	2,700,000	2,871,450
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)	19,599,000	19,794,990
GeoPark Ltd., 6.5%, 9/21/2024	3,019,000	3,120,891
GeoPark Ltd., 5.5%, 1/17/2027	24,868,000	24,930,419
Grupo Aval Ltd., 4.375%, 2/04/2030 (n)	13,570,000	14,017,810
Millicom International Cellular S.A., 6.625%, 10/15/2026	10,059,000	10,813,123

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Colombia – continued
Millicom International Cellular S.A., 5.125%, 1/15/2028		$7,761,000	$ 8,185,527
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/2029 (n)		19,021,000	20,228,833
Republic of Colombia, 4.5%, 1/28/2026		34,535,000	38,765,883
Republic of Colombia, 3.125%, 4/15/2031		5,656,000	5,842,705
Termocandelaria Power Ltd., 7.875%, 1/30/2029 (n)		25,846,500	28,075,761
			$224,693,216
Costa Rica – 0.2%
Republic of Costa Rica, 6.125%, 2/19/2031		$8,204,000	$ 8,224,510
Republic of Costa Rica, 7%, 4/04/2044		5,175,000	5,071,500
Republic of Costa Rica, 7.158%, 3/12/2045		4,288,000	4,234,400
			$17,530,410
Cote d'Ivoire – 1.2%
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	14,246,000	$ 18,408,158
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)		26,199,000	32,644,268
Republic of Cote d'Ivoire, 6.125%, 6/15/2033		$11,356,000	12,492,735
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)	EUR	21,867,000	29,828,298
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		5,871,000	8,008,503
			$101,381,962
Croatia – 0.3%
Republic of Croatia, 6.375%, 3/24/2021		$7,600,000	$ 7,661,925
Republic of Croatia, 5.5%, 4/04/2023 (n)		2,472,000	2,725,380
Republic of Croatia, 5.5%, 4/04/2023		15,939,000	17,572,747
			$27,960,052
Czech Republic – 0.2%
PPF Telecom Group B.V., 3.25%, 9/29/2027	EUR	12,600,000	$ 16,459,700
Dominican Republic – 2.5%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		$5,133,000	$ 5,317,788
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		17,525,000	18,291,894
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		7,699,000	8,035,908
Dominican Republic, 4.5%, 1/30/2030 (n)		10,238,000	10,703,829
Dominican Republic, 4.875%, 9/23/2032 (n)		40,169,000	42,840,239
Dominican Republic, 5.3%, 1/21/2041 (n)		17,932,000	18,514,790
Dominican Republic, 6.5%, 2/15/2048 (n)		2,821,000	3,201,835
Dominican Republic, 6.5%, 2/15/2048		6,862,000	7,788,370

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Dominican Republic – continued
Dominican Republic, 6.4%, 6/05/2049		$11,641,000	$ 13,037,920
Dominican Republic, 5.875%, 1/30/2060 (n)		37,892,000	39,672,924
Dominican Republic, 5.875%, 1/30/2060		41,342,000	43,285,074
			$210,690,571
Ecuador – 0.3%
Petroamazonas (Republic of Ecuador), 4.625%, 12/06/2021 (z)		$2,186,503	$ 2,022,515
Republic of Ecuador, 0.5%, 7/31/2035 (n)		39,779,155	18,099,516
Republic of Ecuador, 0.5%, 7/31/2040 (n)		19,507,161	8,485,615
			$28,607,646
Egypt – 3.0%
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)		$13,924,000	$ 14,678,681
Arab Republic of Egypt, 7.5%, 1/31/2027		7,034,000	8,133,062
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		15,793,000	17,124,982
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		16,796,000	18,896,508
Arab Republic of Egypt, 7.6%, 3/01/2029		10,952,000	12,321,657
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	13,212,000	17,140,299
Arab Republic of Egypt, 6.375%, 4/11/2031		2,900,000	3,762,252
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$16,516,000	17,630,830
Arab Republic of Egypt, 7.052%, 1/15/2032		8,988,000	9,594,690
Arab Republic of Egypt, 7.625%, 5/29/2032 (n)		25,881,000	28,665,796
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)		16,005,000	17,585,654
Arab Republic of Egypt, 8.5%, 1/31/2047		37,093,000	40,756,305
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		13,528,000	15,049,900
Arab Republic of Egypt, 8.7%, 3/01/2049		3,200,000	3,560,000
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		22,802,000	25,795,446
Arab Republic of Egypt, 8.875%, 5/29/2050		2,848,000	3,221,885
			$253,917,947
El Salvador – 0.2%
Republic of El Salvador, 7.124%, 1/20/2050 (n)		$4,515,000	$ 4,169,603
Republic of El Salvador, 7.124%, 1/20/2050		15,784,000	14,576,524
			$18,746,127
Ghana – 0.5%
Republic of Ghana, 10.75%, 10/14/2030		$11,596,000	$ 15,378,615
Republic of Ghana, 7.875%, 2/11/2035 (n)		15,710,000	15,867,100
Republic of Ghana, 7.875%, 2/11/2035		12,347,000	12,470,470
			$43,716,185

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Guatemala – 2.0%
Banco Industrial S. A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)		$14,454,000	$ 14,779,215
Central American Bottling Corp., 5.75%, 1/31/2027		6,600,000	7,016,196
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		28,087,000	29,858,166
Energuate Trust, 5.875%, 5/03/2027 (n)		10,965,000	11,639,348
Energuate Trust, 5.875%, 5/03/2027		12,950,000	13,746,425
Republic of Guatemala, 4.875%, 2/13/2028		3,370,000	3,765,975
Republic of Guatemala, 4.9%, 6/01/2030 (n)		11,266,000	12,713,681
Republic of Guatemala, 4.9%, 6/01/2030		28,170,000	31,789,845
Republic of Guatemala, 5.375%, 4/24/2032 (n)		11,875,000	14,071,875
Republic of Guatemala, 6.125%, 6/01/2050 (n)		16,652,000	20,606,850
Republic of Guatemala, 6.125%, 6/01/2050		5,400,000	6,682,500
			$166,670,076
Hungary – 0.8%
Hungarian Development Bank PLC, 1.375%, 6/24/2025	EUR	15,255,000	$ 19,199,297
MOL PLC, 1.5%, 10/08/2027		11,890,000	15,060,224
Republic of Hungary, 5.375%, 2/21/2023		$12,632,000	13,875,899
Republic of Hungary, 1.75%, 6/05/2035	EUR	11,821,000	15,759,822
			$63,895,242
India – 3.6%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$27,766,000	$ 30,850,803
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		17,035,145	18,160,109
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		12,592,000	12,875,320
Azure Power Energy Ltd., 5.5%, 11/03/2022		11,758,000	12,022,555
Delhi International Airport Ltd., 6.125%, 10/31/2026		5,892,000	5,984,622
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)		5,539,000	5,635,932
Delhi International Airport Ltd., 6.45%, 6/04/2029		5,700,000	5,799,750
Export-Import Bank of India, 3.375%, 8/05/2026		4,163,000	4,508,321
Export-Import Bank of India, 3.875%, 2/01/2028		11,300,000	12,351,013
Export-Import Bank of India, 3.25%, 1/15/2030		6,368,000	6,674,331
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		30,829,000	29,774,066
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024 (n)		6,000,000	6,128,741
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024		1,300,000	1,327,894
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		10,480,000	10,156,502
Government of India, 7.17%, 1/08/2028	INR	861,680,000	12,645,886
Muthoot Finance Ltd., 6.125%, 10/31/2022 (n)		$6,091,000	6,358,699
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		16,508,000	16,776,486
Muthoot Finance Ltd., 4.4%, 9/02/2023		3,200,000	3,252,045

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
India – continued
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)		$10,024,000	$ 10,543,243
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)		13,088,000	13,863,694
ReNew Power Private Ltd., 5.875%, 3/05/2027		7,324,000	7,758,076
Republic of India, 5.77%, 8/03/2030	INR	1,179,330,000	15,895,739
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023		$8,525,000	8,610,653
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		26,898,000	26,830,653
State Bank of India (London), 3.25%, 1/24/2022		14,206,000	14,492,393
			$299,277,526
Indonesia – 6.7%
Bank Mandiri, 3.75%, 4/11/2024		$3,045,000	$ 3,224,655
Bank Mandiri, 4.75%, 5/13/2025		18,668,000	20,721,433
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)		4,717,000	4,876,199
Listrindo Capital B.V., 4.95%, 9/14/2026		14,402,000	14,888,067
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		6,204,000	6,284,714
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		16,553,000	16,768,355
Perusahaan Penerbit SBSN Indonesia III, 2.3%, 6/23/2025 (n)		11,155,000	11,632,546
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030 (n)		21,404,000	22,369,962
PT Indonesia Asahan Aluminium (Persero), 4.75%, 5/15/2025 (n)		8,215,000	9,085,790
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)		5,103,000	6,193,766
PT Pertamina (Persero) (Republic of Indonesia), 4.15%, 2/25/2060 (n)		8,538,000	8,874,644
PT Pertamina (Persero) (Republic of Indonesia), 4.15%, 2/25/2060		900,000	935,486
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)		5,953,000	6,697,125
Republic of Indonesia, 3.375%, 4/15/2023		30,254,000	31,963,956
Republic of Indonesia, 5.875%, 1/15/2024		16,167,000	18,441,535
Republic of Indonesia, 5.875%, 1/15/2024 (n)		868,000	990,119
Republic of Indonesia, 4.45%, 2/11/2024		12,824,000	14,131,504
Republic of Indonesia, 4.125%, 1/15/2025		25,012,000	27,895,383
Republic of Indonesia, 4.125%, 1/15/2025 (n)		5,055,000	5,637,740
Republic of Indonesia, 4.75%, 1/08/2026 (n)		2,776,000	3,226,950
Republic of Indonesia, 4.75%, 1/08/2026		21,710,000	25,236,705
Republic of Indonesia, 5.5%, 4/15/2026	IDR	179,939,000,000	12,999,727
Republic of Indonesia, 4.35%, 1/08/2027 (n)		$15,017,000	17,355,748
Republic of Indonesia, 4.35%, 1/08/2027		11,204,000	12,948,911
Republic of Indonesia, 3.5%, 1/11/2028		14,455,000	16,024,090

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Indonesia – continued
Republic of Indonesia, 3.4%, 9/18/2029		$19,039,000	$ 21,091,341
Republic of Indonesia, 6.5%, 2/15/2031	IDR	332,137,000,000	24,113,667
Republic of Indonesia, 1.1%, 3/12/2033	EUR	14,194,000	17,289,716
Republic of Indonesia, 7.5%, 6/15/2035	IDR	168,917,000,000	12,826,375
Republic of Indonesia, 6.25%, 6/15/2036		173,097,000,000	12,306,790
Republic of Indonesia, 5.25%, 1/17/2042		$10,324,000	13,356,675
Republic of Indonesia, 4.625%, 4/15/2043		41,756,000	50,156,077
Republic of Indonesia, 5.125%, 1/15/2045		15,739,000	20,172,361
Republic of Indonesia, 4.35%, 1/11/2048		25,280,000	29,897,645
Saka Energi Indonesia PT, 4.45%, 5/05/2024 (n)		4,370,000	4,042,250
Saka Energi Indonesia PT, 4.45%, 5/05/2024		200,000	185,000
Star Energy Co., 4.85%, 10/14/2038 (n)		14,528,000	16,216,880
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		16,273,394	18,510,986
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		4,400,764	5,005,869
			$564,576,742
Israel – 0.8%
Bank Leumi le-Israel B.M., 3.275%, 1/29/2031 (n)		$7,801,000	$ 8,191,050
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		17,267,000	19,054,135
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)		2,756,000	3,100,720
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		28,881,000	32,831,343
			$63,177,248
Jamaica – 0.9%
Government of Jamaica, 6.75%, 4/28/2028		$2,557,000	$ 3,058,172
Government of Jamaica, 8%, 3/15/2039		20,033,000	28,516,976
Government of Jamaica, 7.875%, 7/28/2045		33,301,000	46,737,953
			$78,313,101
Jordan – 0.4%
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)		$27,337,000	$ 30,002,357
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030		3,200,000	3,512,000
			$33,514,357
Kazakhstan – 2.1%
Development Bank of Kazakhstan, 4.125%, 12/10/2022		$40,287,000	$ 42,297,483
JSC Kazkommertsbank, 5.5%, 12/21/2022		10,292,346	10,301,300
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)		6,765,000	8,309,314
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048 (n)		2,262,000	3,133,232

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Kazakhstan – continued
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		$2,833,000	$ 3,924,158
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		25,901,000	29,622,197
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		2,922,000	3,202,278
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		38,395,000	42,077,848
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		28,084,000	29,186,297
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030		600,000	623,550
			$172,677,657
Kenya – 1.5%
Republic of Kenya, 6.875%, 6/24/2024		$5,388,000	$ 5,950,809
Republic of Kenya, 7%, 5/22/2027 (n)		2,830,000	3,127,150
Republic of Kenya, 7%, 5/22/2027		18,012,000	19,903,260
Republic of Kenya, 7.25%, 2/28/2028		12,523,000	13,986,413
Republic of Kenya, 8%, 5/22/2032 (n)		5,120,000	5,906,790
Republic of Kenya, 8%, 5/22/2032		34,675,000	40,003,507
Republic of Kenya, 8.25%, 2/28/2048		29,318,000	33,236,644
			$122,114,573
Kuwait – 0.4%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		$22,364,000	$ 24,704,482
MEGlobal Canada ULC (State of Kuwait), 5.875%, 5/18/2030 (n)		6,513,000	8,089,146
			$32,793,628
Macau – 0.4%
Industrial & Commercial Bank of China Macau, 2.875% to 9/12/2024, FLR (CMT - 5yr. + 1.65%) to 9/12/2029		$19,300,000	$ 20,009,662
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		15,884,000	16,335,900
			$36,345,562
Malaysia – 0.7%
GOHL Capital Ltd., 4.25%, 1/24/2027		$12,105,000	$ 12,979,222
Government of Malaysia, 4.16%, 7/15/2021	MYR	51,134,000	12,785,133
Government of Malaysia, 4.048%, 9/30/2021		48,049,000	12,062,543

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Malaysia – continued
PETRONAS Capital Ltd. (Federation of Malaysia), 3.5%, 4/21/2030 (n)		$21,148,000	$ 23,817,975
			$61,644,873
Mexico – 8.2%
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)		$15,977,000	$ 18,030,045
CEMEX S.A.B. de C.V., 5.2%, 9/17/2030 (n)		13,992,000	15,216,300
CEMEX S.A.B. de C.V., 3.875%, 7/11/2031 (n)		16,486,000	16,510,729
Fomento Economico Mexicano S.A.B. de C.V., 3.5%, 1/16/2050		5,656,000	6,093,265
Gruma S.A.B. de C.V., 4.875%, 12/01/2024		5,777,000	6,470,240
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		5,373,000	5,565,138
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024		9,147,000	9,474,097
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		9,963,000	10,431,261
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027		11,249,000	11,777,703
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)		12,497,000	13,418,654
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		11,216,000	12,043,180
Infraestructura Energética Nova S.A.B. de C.V., 4.75%, 1/15/2051		3,218,000	3,435,215
Petroleos Mexicanos, 6.875%, 10/16/2025 (n)		21,741,000	23,689,320
Petroleos Mexicanos, 4.5%, 1/23/2026		9,178,000	9,099,987
Petroleos Mexicanos, 6.875%, 8/04/2026		11,200,000	11,984,000
Petroleos Mexicanos, 6.49%, 1/23/2027		42,191,000	43,403,991
Petroleos Mexicanos, 6.5%, 3/13/2027		22,363,000	23,039,481
Petroleos Mexicanos, 5.35%, 2/12/2028		32,802,000	31,457,118
Petroleos Mexicanos, 6.84%, 1/23/2030		43,013,000	43,228,065
Petroleos Mexicanos, 5.95%, 1/28/2031		47,743,000	45,302,378
Petroleos Mexicanos, 6.5%, 6/02/2041		22,503,000	19,767,985
Petroleos Mexicanos, 6.75%, 9/21/2047		43,165,000	37,704,627
Petroleos Mexicanos, 7.69%, 1/23/2050		38,549,000	36,447,309
Petroleos Mexicanos, 6.95%, 1/28/2060		19,143,000	16,778,840
United Mexican States, 7.5%, 6/03/2027	MXN	342,000,000	19,075,188
United Mexican States, 4.5%, 4/22/2029		$19,841,000	22,876,871
United Mexican States, 3.25%, 4/16/2030		27,726,000	29,341,039
United Mexican States, 2.659%, 5/24/2031		43,458,000	43,220,719
United Mexican States, 4.75%, 4/27/2032		42,434,000	49,435,610
United Mexican States, 1.45%, 10/25/2033	EUR	9,616,000	11,300,970
United Mexican States, 4.5%, 1/31/2050		$11,020,000	12,080,785
United Mexican States, 3.771%, 5/24/2061		15,306,000	14,747,484

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mexico – continued
United Mexican States, 3.75%, 4/19/2071		$23,475,000	$ 21,972,600
			$694,420,194
Morocco – 1.3%
Kingdom of Morocco, 4.25%, 12/11/2022		$7,911,000	$ 8,326,644
Kingdom of Morocco, 1.375%, 3/30/2026 (n)	EUR	10,400,000	12,794,453
Kingdom of Morocco, 2%, 9/30/2030		9,940,000	12,375,106
Kingdom of Morocco, 1.5%, 11/27/2031		7,104,000	8,496,050
Kingdom of Morocco, 3%, 12/15/2032 (n)		$29,075,000	29,286,084
Kingdom of Morocco, 4%, 12/15/2050 (n)		14,968,000	15,252,392
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 4.5%, 10/22/2025		15,331,000	16,603,228
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044		3,878,000	5,043,106
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		2,259,000	2,937,694
			$111,114,757
Nigeria – 0.6%
Afren PLC, 10.25%, 4/08/2019 (a)(d)(u)		$390,335	$ 0
Afren PLC, 10.25%, 4/08/2019 (a)(d)(u)(z)		7,872,069	0
Afren PLC, 6.625%, 12/09/2020 (a)(d)(u)(z)		3,765,751	0
Federal Republic of Nigeria, 7.875%, 2/16/2032		22,347,000	24,444,042
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		2,736,000	2,880,050
Federal Republic of Nigeria, 7.696%, 2/23/2038		22,767,000	23,965,683
			$51,289,775
Oman – 1.0%
Government of Oman, 6.75%, 1/17/2048		$18,572,000	$ 18,303,449
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		15,830,000	16,186,175
Sultanate of Oman, 6%, 8/01/2029		7,729,000	8,102,543
Sultanate of Oman, 6.25%, 1/25/2031 (n)		17,555,000	18,608,862
Sultanate of Oman, 7%, 1/25/2051 (n)		19,039,000	19,240,813
			$80,441,842
Pakistan – 0.1%
Islamic Republic of Pakistan, 6.875%, 12/05/2027		$7,704,000	$ 8,237,687

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Panama – 2.2%
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 5.625%, 5/18/2036	$4,382,000	$ 5,077,686
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)	16,167,571	19,350,966
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048	19,353,715	23,164,461
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	22,449,000	24,149,063
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)	12,229,000	15,515,666
Autoridad del Canal de Panama, 4.95%, 7/29/2035	4,174,000	5,295,804
Banco Nacional de Panama, 2.5%, 8/11/2030 (n)	2,831,000	2,826,046
Cable Onda S.A., 4.5%, 1/30/2030 (n)	7,260,000	7,840,800
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)	20,189,000	24,879,107
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049	6,600,000	8,133,246
ENA Master Trust (Republic of Panama), 4%, 5/19/2048 (n)	7,580,000	8,156,838
Panama Canal Railway Co., 7%, 11/01/2026	3,349,782	3,454,496
Panama Canal Railway Co., 7%, 11/01/2026 (n)	664,830	685,613
Republic of Panama, 3.75%, 4/17/2026	21,530,000	23,540,902
Republic of Panama, 2.252%, 9/29/2032	5,972,000	6,022,762
Republic of Panama, 4.5%, 4/01/2056	5,785,000	7,078,005
		$185,171,461
Paraguay – 1.4%
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)	$17,014,000	$ 16,673,720
Republic of Paraguay, 5%, 4/15/2026	6,813,000	7,892,929
Republic of Paraguay, 4.95%, 4/28/2031 (n)	10,432,000	12,466,344
Republic of Paraguay, 4.95%, 4/28/2031	7,552,000	9,024,715
Republic of Paraguay, 6.1%, 8/11/2044	11,959,000	15,797,959
Republic of Paraguay, 5.6%, 3/13/2048 (n)	10,688,000	13,456,299
Republic of Paraguay, 5.6%, 3/13/2048	17,385,000	21,887,889
Republic of Paraguay, 5.4%, 3/30/2050 (n)	9,043,000	11,235,927
Republic of Paraguay, 5.4%, 3/30/2050	4,800,000	5,964,000
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)	4,583,000	4,839,190
		$119,238,972
Peru – 1.7%
Camposol S.A., 6%, 2/03/2027 (n)	$6,387,000	$ 6,704,753
Camposol S.A., 6%, 2/03/2027	5,000,000	5,248,750
Consorcio Transmantaro S.A. (Republic of Peru), 4.7%, 4/16/2034 (n)	3,484,000	4,098,926

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Peru – continued
Consorcio Transmantaro S.A. (Republic of Peru), 4.7%, 4/16/2034		$1,102,000	$ 1,296,503
Corporacion Lindley S.A., 6.75%, 11/23/2021		1,442,000	1,488,865
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		892,500	921,506
El Fondo Mivivienda S.A., 3.5%, 1/31/2023		4,192,000	4,412,122
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		13,210,000	14,009,205
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028		18,838,000	20,439,230
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024		985,035	1,071,226
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024 (n)		59,964	65,211
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		21,051,000	22,473,837
Inkia Energy Ltd., 5.875%, 11/09/2027		850,000	907,451
InterCorp Peru Ltd., 3.875%, 8/15/2029 (n)		11,317,000	11,881,492
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		3,569,569	4,321,409
Peru LNG, 5.375%, 3/22/2030 (n)		15,323,000	13,771,546
Peru LNG, 5.375%, 3/22/2030		13,929,000	12,518,689
Petroleos del Peru S.A., 4.75%, 6/19/2032		6,834,000	7,726,452
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		7,578,000	7,703,189
San Miguel Industrias PET S.A., 4.5%, 9/18/2022		3,300,000	3,354,516
			$144,414,878
Poland – 0.3%
Canpack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		$11,399,000	$ 11,584,234
Canpack S.A./Eastern PA Land Investment Holding LLC, 2.375%, 11/01/2027 (n)	EUR	12,980,000	16,204,739
			$27,788,973
Qatar – 2.8%
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		$11,601,000	$ 12,268,058
State of Qatar, 3.4%, 4/16/2025 (n)		7,147,000	7,858,698
State of Qatar, 4.5%, 4/23/2028		13,415,000	16,099,341
State of Qatar, 4%, 3/14/2029 (n)		15,869,000	18,626,239
State of Qatar, 4%, 3/14/2029		15,840,000	18,592,200
State of Qatar, 3.75%, 4/16/2030 (n)		22,389,000	26,051,840
State of Qatar, 3.75%, 4/16/2030		14,415,000	16,773,294
State of Qatar, 5.103%, 4/23/2048 (n)		18,359,000	25,311,370
State of Qatar, 5.103%, 4/23/2048		19,013,000	26,213,033
State of Qatar, 4.817%, 3/14/2049 (n)		23,600,000	31,647,553
State of Qatar, 4.817%, 3/14/2049		15,900,000	21,321,868
State of Qatar, 4.4%, 4/16/2050 (n)		14,408,000	18,427,112
			$239,190,606

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Romania – 0.6%
Government of Romania, 2.875%, 3/11/2029	EUR	4,300,000	$ 5,875,660
Republic of Romania, 3.624%, 5/26/2030 (n)		5,520,000	7,970,492
Republic of Romania, 2.124%, 7/16/2031 (n)		11,982,000	15,396,619
Republic of Romania, 2%, 1/28/2032		2,000,000	2,524,838
Republic of Romania, 2%, 1/28/2032 (n)		9,024,000	11,392,071
Republic of Romania, 2.625%, 12/02/2040 (n)		8,479,000	10,724,734
			$53,884,414
Russia – 3.1%
Gaz Capital S.A. (Russian Federation), 4.95%, 2/06/2028		$7,215,000	$ 8,180,757
Gazprom PJSC (Russian Federation), 3.25%, 2/25/2030 (n)		23,922,000	24,174,138
Russian Federation, 4.75%, 5/27/2026		12,200,000	14,027,560
Russian Federation, 4.25%, 6/23/2027		72,000,000	81,821,952
Russian Federation, 4.25%, 6/23/2027 (n)		13,400,000	15,227,974
Russian Federation, 4.375%, 3/21/2029 (n)		4,400,000	5,071,686
Russian Federation, 4.375%, 3/21/2029		55,800,000	64,318,205
Russian Federation, 5.1%, 3/28/2035		19,400,000	24,121,960
Russian Federation, 5.1%, 3/28/2035 (n)		22,200,000	27,603,480
			$264,547,712
Rwanda – 0.0%
Republic of Rwanda, 6.625%, 5/02/2023		$3,013,000	$ 3,189,538
Saudi Arabia – 1.9%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		$8,662,000	$ 8,911,032
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		20,934,000	20,891,923
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)		16,781,000	16,578,621
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		18,265,000	21,874,164
Kingdom of Saudi Arabia, 5.25%, 1/16/2050 (n)		21,300,000	28,030,800
Saudi Arabian Oil Co., 3.5%, 4/16/2029		10,681,000	11,743,739
Saudi Arabian Oil Co., 2.25%, 11/24/2030 (n)		10,318,000	10,291,511
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		13,602,000	15,591,300
Saudi Arabian Oil Co., 3.5%, 11/24/2070 (n)		14,425,000	14,037,095
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 4/17/2030		12,120,000	14,434,193
			$162,384,378
Senegal – 0.4%
Republic of Senegal, 6.25%, 5/23/2033		$25,427,000	$ 27,880,705
Republic of Senegal, 6.75%, 3/13/2048		7,396,000	7,886,725
			$35,767,430

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Serbia – 0.6%
Republic of Serbia, 3.125%, 5/15/2027 (n)	EUR	22,296,000	$ 30,195,135
Republic of Serbia, 1.5%, 6/26/2029 (n)		2,232,000	2,770,454
Republic of Serbia, 1.5%, 6/26/2029		16,494,000	20,473,058
			$53,438,647
Singapore – 0.5%
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)		$16,078,000	$ 16,255,637
Puma International Financing S.A., 5%, 1/24/2026		13,156,000	12,662,650
Puma International Financing S.A., 5%, 1/24/2026 (n)		13,460,000	12,955,250
			$41,873,537
South Africa – 1.5%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$26,426,000	$ 28,229,257
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		20,182,000	22,354,592
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		5,700,000	6,313,605
Eskom Holdings SOC Ltd. (Republic of South Africa), 8.45%, 8/10/2028		7,296,000	8,213,253
Petra Diamonds US$ Treasury PLC, 7.25%, 5/01/2022 (a)(d)(z)		6,473,000	2,686,295
Petra Diamonds US$ Treasury PLC, 7.25%, 5/01/2022 (a)(d)		4,756,000	1,973,740
Republic of South Africa, 10.5%, 12/21/2026	ZAR	203,677,000	15,922,492
Republic of South Africa, 4.85%, 9/27/2027		$5,904,000	6,281,266
Republic of South Africa, 8%, 1/31/2030	ZAR	271,188,000	17,113,187
Republic of South Africa, 5.75%, 9/30/2049		$21,285,000	20,514,483
			$129,602,170
Sri Lanka – 0.3%
Republic of Sri Lanka, 6.85%, 3/14/2024 (n)		$2,109,000	$ 1,338,856
Republic of Sri Lanka, 7.85%, 3/14/2029 (n)		3,554,000	2,145,728
Republic of Sri Lanka, 7.85%, 3/14/2029		10,414,000	6,287,452
Republic of Sri Lanka, 7.55%, 3/28/2030 (n)		4,461,000	2,676,600
Republic of Sri Lanka, 7.55%, 3/28/2030		14,942,000	8,965,200
			$21,413,836
Supranational – 0.5%
West African Development Bank, 4.7%, 10/22/2031		$4,000,000	$ 4,368,480
West African Development Bank, 4.7%, 10/22/2031 (n)		16,244,000	17,740,397
West African Development Bank, 2.75%, 1/22/2033 (n)	EUR	13,668,000	17,009,758
			$39,118,635

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Thailand – 0.3%
Bangkok Bank Public Co. Ltd., 3.733%, 9/25/2034	$11,477,000	$ 12,033,468
PTT Treasury Center Co. Ltd. (Kingdom of Thailand), 3.7%, 7/16/2070 (n)	6,575,000	6,985,711
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)	7,626,000	7,473,044
		$26,492,223
Trinidad & Tobago – 0.3%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	$9,079,000	$ 9,237,883
Consolidated Energy Finance S.A., 6.875%, 6/15/2025	6,156,000	6,263,730
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)	12,110,000	12,170,550
		$27,672,163
Turkey – 4.6%
Export Credit Bank of Turkey, 5%, 9/23/2021	$13,185,000	$ 13,272,232
Export Credit Bank of Turkey, 5.375%, 10/24/2023	16,043,000	16,263,591
Export Credit Bank of Turkey, 6.125%, 5/03/2024	8,663,000	8,891,703
Republic of Turkey, 6.25%, 9/26/2022	7,094,000	7,422,168
Republic of Turkey, 7.25%, 12/23/2023	14,992,000	16,388,205
Republic of Turkey, 5.75%, 3/22/2024	6,844,000	7,206,732
Republic of Turkey, 6.35%, 8/10/2024	14,324,000	15,380,395
Republic of Turkey, 5.6%, 11/14/2024	34,148,000	35,919,598
Republic of Turkey, 4.25%, 3/13/2025	33,049,000	33,128,450
Republic of Turkey, 6.375%, 10/14/2025	11,286,000	12,222,738
Republic of Turkey, 4.75%, 1/26/2026	15,711,000	15,946,665
Republic of Turkey, 4.875%, 10/09/2026	30,609,000	30,991,613
Republic of Turkey, 6%, 3/25/2027	16,451,000	17,458,624
Republic of Turkey, 5.125%, 2/17/2028	35,839,000	36,204,415
Republic of Turkey, 5.25%, 3/13/2030	28,068,000	27,895,213
Republic of Turkey, 5.95%, 1/15/2031	25,829,000	26,513,469
Republic of Turkey, 5.875%, 6/26/2031	16,399,000	16,703,365
Republic of Turkey, 6.875%, 3/17/2036	13,984,000	14,924,396
Republic of Turkey, 7.25%, 3/05/2038	12,419,000	13,676,424
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 5.375%, 3/02/2026 (n)	19,079,000	19,080,946
		$385,490,942
Ukraine – 4.0%
Biz Finance PLC (Ukraine), 9.75%, 1/22/2025	$2,669,500	$ 2,895,828
Government of Ukraine, 7.75%, 9/01/2023	9,307,000	10,125,551
Government of Ukraine, 7.75%, 9/01/2024	7,380,000	8,141,557
Government of Ukraine, 7.75%, 9/01/2025	26,621,000	29,699,719
Government of Ukraine, 7.75%, 9/01/2026	17,304,000	19,423,740
Government of Ukraine, 7.75%, 9/01/2027	31,019,000	34,682,344

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Ukraine – continued
Government of Ukraine, 7.375%, 9/25/2032	$36,236,000	$ 38,855,138
Government of Ukraine, 7.253%, 3/15/2033 (n)	39,848,000	42,335,312
Government of Ukraine, 7.253%, 3/15/2033	12,183,000	12,943,463
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040	66,293,000	74,745,357
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)	10,655,000	10,835,073
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026	6,885,000	7,001,358
Oschadbank (State Savings Bank of Ukraine), 9.375%, 3/10/2023	3,500,000	3,668,000
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025	16,122,150	17,259,084
Ukrainian Railways Co., 8.25%, 7/09/2024	19,228,000	20,189,400
		$332,800,924
United Arab Emirates – 4.4%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047	$27,136,000	$ 33,004,160
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)	12,433,000	12,790,449
Dae Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)	17,174,000	18,191,250
DP World Salaam (United Arab Emirates), 6% to 1/01/2026, FLR (CMT - 5yr. + 5.75%) to 1/01/2031, FLR (CMT - 5yr. + 6.75%) to 1/01/2070	24,474,000	26,831,972
Emirate of Abu Dhabi, 2.5%, 9/30/2029 (n)	19,492,000	20,780,031
Emirate of Abu Dhabi, 1.7%, 3/02/2031 (n)	13,115,000	12,983,850
Emirate of Abu Dhabi, 3.125%, 9/30/2049 (n)	14,284,000	14,967,918
Emirate of Abu Dhabi, 2.7%, 9/02/2070 (n)	22,453,000	20,644,860
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)	11,649,000	13,629,330
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035	700,000	819,000
Finance Department Government of Sharjah, 4%, 7/28/2050 (n)	11,945,000	12,049,877
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	27,880,000	28,185,817
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	36,905,000	37,259,878
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)	42,072,000	42,918,095
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)	5,603,000	5,873,177

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
United Arab Emirates – continued
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026		$5,026,000	$ 5,268,354
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (n)		23,482,000	24,773,510
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		24,942,000	26,687,940
National Central Cooling Co., PJSC (United Arab Emirates), 2.5%, 10/21/2027		13,272,000	13,455,021
			$371,114,489
United States – 1.4%
Hyundai Capital America, 2.375%, 10/15/2027 (n)		$7,765,000	$ 8,142,273
Hyundai Capital America, 1.8%, 1/10/2028 (n)		11,166,000	11,098,365
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)		6,913,000	7,328,333
JBS Investments II GmbH, 5.75%, 1/15/2028		11,590,000	12,286,327
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)		10,361,000	11,798,589
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)		14,777,000	19,425,983
U.S. Treasury Bonds, 2.5%, 2/15/2046		37,736,600	43,180,399
			$113,260,269
Uruguay – 1.3%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$20,204,000	$ 24,295,512
Oriental Republic of Uruguay, 5.1%, 6/18/2050		5,982,000	8,038,372
Oriental Republic of Uruguay, 4.975%, 4/20/2055		32,870,000	43,840,691
Oriental Republic of Uruguay, Inflation Linked Bond, 4.375%, 12/15/2028	UYU	535,897,797	14,879,015
Oriental Republic of Uruguay, Inflation Linked Bond, 3.875%, 7/02/2040		658,104,546	18,262,609
			$109,316,199
Uzbekistan – 0.9%
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		$15,990,000	$ 16,309,800
National Bank of Uzbekistan, 4.85%, 10/21/2025		20,660,000	21,228,150
Republic of Uzbekistan, 3.7%, 11/25/2030 (n)		20,344,000	20,990,207
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		17,385,000	17,906,550
			$76,434,707
Venezuela – 0.2%
Republic of Venezuela, 9%, 5/07/2023 (a)(d)		$10,104,000	$ 934,620
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)		17,593,000	1,627,352
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)		33,488,000	3,097,640

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Venezuela – continued
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)	$8,435,000	$ 780,238
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	68,785,500	6,362,659
		$12,802,509
Vietnam – 0.9%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)	$20,593,000	$ 20,887,298
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	6,200,000	6,288,606
Socialist Republic of Vietnam, 4.8%, 11/19/2024	39,807,000	44,782,875
		$71,958,779
Zambia – 0.5%
First Quantum Minerals Ltd., 7.25%, 4/01/2023	$7,971,000	$ 8,141,420
First Quantum Minerals Ltd., 7.5%, 4/01/2025	10,288,000	10,635,529
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	23,298,000	25,131,086
		$43,908,035
Total Bonds (Identified Cost, $7,440,927,269)		$ 7,847,280,288
Common Stocks – 0.1%
Canada – 0.0%
Frontera Energy Corp.	254,348	$ 742,264
Mexico – 0.1%
ICA Tenedora, S.A. de C.V. (a)	2,525,968	$ 5,352,920
Total Common Stocks (Identified Cost, $22,509,214)		$ 6,095,184
Investment Companies (h) – 6.2%
Money Market Funds – 6.2%
MFS Institutional Money Market Portfolio, 0.09% (v) (Identified Cost, $518,259,056)	518,276,553	$518,276,553
Other Assets, Less Liabilities – 0.6%		54,435,735
Net Assets – 100.0%		$ 8,426,087,760

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $518,276,553 and $7,853,375,472, respectively.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,019,487,590, representing 35.8% of net assets.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 10.25%, 4/08/2019	3/1/12-8/22/12	$7,807,188	$0
Afren PLC, 6.625%, 12/09/2020	11/26/13	3,672,502	0
Petra Diamonds US$ Treasury PLC, 7.25%, 5/01/2022	4/5/17	6,472,654	2,686,295
Petroamazonas (Republic of Ecuador), 4.625%, 12/06/2021	12/4/17	2,109,188	2,022,515
Stoneway Capital Corp., 10%, 3/01/2027	2/10/17-10/1/18	13,012,318	5,143,667
Total Restricted Securities			$9,852,477
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 1/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CLP	5,665,215,000	USD	7,503,596	Citibank N.A.	2/04/2021	$206,577
CNH	109,230,000	USD	16,833,751	Barclays Bank PLC	4/16/2021	21,140
CNH	37,048,000	USD	5,693,721	Citibank N.A.	4/16/2021	23,024
CNH	115,871,000	USD	17,826,271	HSBC Bank	4/16/2021	53,369
CNH	56,683,000	USD	8,712,660	JPMorgan Chase Bank N.A.	4/16/2021	33,891
CNH	6,703,000	USD	1,026,492	State Street Bank Corp.	4/16/2021	7,824
COP	42,677,381,000	USD	11,810,068	Citibank N.A.	4/09/2021	119,306
EUR	5,641,826	USD	6,833,911	HSBC Bank	4/16/2021	23,890
EUR	7,099,389	USD	8,597,475	JPMorgan Chase Bank N.A.	4/16/2021	32,037
INR	1,222,082,000	USD	16,309,649	Barclays Bank PLC	2/25/2021	393,066
INR	218,000,000	USD	2,965,583	Goldman Sachs International	2/25/2021	13,916
RUB	291,504,000	USD	3,847,633	Barclays Bank PLC	2/03/2021	3,728
RUB	158,747,000	USD	2,058,441	Goldman Sachs International	3/24/2021	27,400
TRY	45,498,000	USD	6,011,452	BNP Paribas S.A.	3/22/2021	82,369
TRY	16,938,000	USD	2,113,822	Citibank N.A.	2/10/2021	192,708
TRY	19,050,000	USD	2,495,579	Citibank N.A.	3/22/2021	55,903
TRY	229,210,000	USD	29,541,293	Citibank N.A.	4/16/2021	835,215
TRY	25,399,000	USD	3,169,526	HSBC Bank	2/10/2021	289,179
TRY	77,238,000	USD	10,182,058	HSBC Bank	3/22/2021	162,893
TRY	200,963,000	USD	26,230,242	HSBC Bank	4/16/2021	402,776
TRY	41,711,000	USD	5,356,918	JPMorgan Chase Bank N.A.	2/18/2021	304,453
TRY	17,068,000	USD	2,251,236	JPMorgan Chase Bank N.A.	3/05/2021	51,107
TRY	279,131,000	USD	35,933,440	JPMorgan Chase Bank N.A.	4/16/2021	1,058,946
USD	12,289,400	BRL	65,004,781	Banco Santander S.A	2/04/2021	409,096
USD	11,668,750	COP	40,822,538,000	Goldman Sachs International	2/03/2021	231,005
USD	26,487,418	EUR	21,642,592	Barclays Bank PLC	4/16/2021	180,227
USD	159,148,073	EUR	130,122,723	Citibank N.A.	4/16/2021	980,171
USD	45,536,769	EUR	37,186,229	Goldman Sachs International	4/16/2021	335,840
USD	5,522,089	EUR	4,528,000	HSBC Bank	4/16/2021	18,175
USD	53,881,398	EUR	44,070,470	JPMorgan Chase Bank N.A.	4/16/2021	312,476
USD	19,352,307	EUR	15,724,790	Merrill Lynch International	4/16/2021	238,373
USD	114,511,932	EUR	93,872,321	Morgan Stanley Capital Services, Inc.	4/16/2021	407,434
USD	3,115,641	EUR	2,558,540	State Street Bank Corp.	4/16/2021	5,663
USD	1,735,773	EUR	1,417,364	UBS AG	4/16/2021	12,925
USD	3,095,377	MXN	61,946,131	Merrill Lynch International	4/16/2021	96,947
USD	7,353,228	RUB	555,757,000	Barclays Bank PLC	2/03/2021	10,548
USD	10,744,281	RUB	812,590,000	Goldman Sachs International	2/03/2021	8,314

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	7,760,497	ZAR	117,198,000	UBS AG	4/16/2021	$90,673
						$7,732,584
Liability Derivatives
BRL	21,345,000	USD	4,161,224	Barclays Bank PLC	2/04/2021	$(260,202)
BRL	35,666,000	USD	6,786,455	Citibank N.A.	2/04/2021	(268,121)
BRL	92,132,000	USD	17,781,363	Goldman Sachs International	2/04/2021	(943,275)
BRL	35,834,000	USD	6,874,247	JPMorgan Chase Bank N.A.	2/04/2021	(325,208)
BRL	15,106,000	USD	2,983,194	Morgan Stanley Capital Services, Inc.	2/04/2021	(222,415)
COP	52,345,357,000	USD	14,996,521	Citibank N.A.	2/03/2021	(330,288)
COP	19,151,003,000	USD	5,487,079	JPMorgan Chase Bank N.A.	2/03/2021	(121,310)
COP	12,003,559,000	USD	3,396,977	JPMorgan Chase Bank N.A.	2/04/2021	(33,891)
RUB	256,806,000	USD	3,430,823	Barclays Bank PLC	2/03/2021	(37,893)
RUB	563,546,000	USD	7,645,708	Barclays Bank PLC	2/08/2021	(204,332)
RUB	436,217,000	USD	5,914,727	Barclays Bank PLC	2/09/2021	(155,326)
RUB	82,350,000	USD	1,096,030	Citibank N.A.	2/03/2021	(8,019)
RUB	251,512,000	USD	3,376,926	Citibank N.A.	3/02/2021	(64,298)
RUB	43,549,000	USD	576,648	Citibank N.A.	3/24/2021	(4,440)
RUB	259,413,000	USD	3,466,999	Goldman Sachs International	2/03/2021	(39,626)
RUB	1,721,014,000	USD	23,305,256	Goldman Sachs International	2/08/2021	(580,027)
RUB	780,869,000	USD	10,431,058	JPMorgan Chase Bank N.A.	2/03/2021	(114,190)
USD	8,480,459	COP	30,673,822,000	Citibank N.A.	2/03/2021	(113,797)
USD	3,358,578	COP	12,003,559,000	Citibank N.A.	2/04/2021	(4,508)
USD	2,276,602	EUR	1,877,808	Credit Suisse Group	4/16/2021	(5,928)
USD	7,994,355	EUR	6,584,917	Goldman Sachs International	4/16/2021	(9,801)
USD	17,855,502	EUR	14,713,819	HSBC Bank	4/16/2021	(29,567)
USD	784,148	EUR	645,299	JPMorgan Chase Bank N.A.	4/16/2021	(231)
USD	2,120,250	EUR	1,751,625	Merrill Lynch International	4/16/2021	(8,901)
USD	11,743,889	IDR	165,639,329,779	Barclays Bank PLC	2/19/2021	(44,504)
USD	32,773,449	IDR	466,792,239,400	JPMorgan Chase Bank N.A.	4/26/2021	(248,073)
USD	4,016,181	INR	297,599,000	JPMorgan Chase Bank N.A.	2/25/2021	(51,232)
USD	3,979,419	RUB	302,595,000	Barclays Bank PLC	2/03/2021	(18,477)
USD	748,187	ZAR	11,446,678	Barclays Bank PLC	4/16/2021	(921)
USD	742,843	ZAR	11,464,322	Goldman Sachs International	4/16/2021	(7,420)
USD	15,568,627	ZAR	240,465,228	JPMorgan Chase Bank N.A.	4/16/2021	(168,212)
USD	3,435,689	ZAR	53,436,000	Merrill Lynch International	4/16/2021	(61,340)
						$(4,485,773)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	766	$164,767,866	March – 2021	$56,047
Euro-OAT 10 yr	Short	EUR	63	12,773,106	March – 2021	37,461
						$93,508
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	274	$46,228,938	March – 2021	$(1,516,571)
U.S. Treasury Ultra Bond	Long	USD	230	47,085,312	March – 2021	(2,132,420)
Euro-Bobl 5 yr	Short	EUR	57	9,355,557	March – 2021	(140)
						$(3,649,131)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/24	USD	20,027,000	Barclays Bank PLC	(1)	1.00%/quarterly	$(135,593)	$(511,692)	$(647,285)
(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Republic of Korea, 2.75%, 1/19/2027.
At January 31, 2021, the fund had cash collateral of $1,220,000 and other liquid securities with an aggregate value of $6,364,027 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 1/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $7,463,436,483)	$7,853,375,472
Investments in affiliated issuers, at value (identified cost, $518,259,056)	518,276,553
Cash	31,273,299
Foreign currency, at value (identified cost, $4,606,718)	4,598,888
Restricted cash for
Uncleared derivatives	1,220,000
Receivables for
Forward foreign currency exchange contracts	7,732,584
Investments sold	30,319,830
Fund shares sold	43,954,465
Interest	95,230,436
Other assets	263,830
Total assets	$8,586,245,357
Liabilities
Payables for
Distributions	$1,912,135
Forward foreign currency exchange contracts	4,485,773
Net daily variation margin on open futures contracts	39,004
Investments purchased	131,080,463
Fund shares reacquired	9,279,329
Uncleared swaps, at value (net of unamortized premiums received, $511,692)	647,285
Payable to affiliates
Investment adviser	601,557
Administrative services fee	5,871
Shareholder servicing costs	1,604,116
Distribution and service fees	17,163
Payable for independent Trustees' compensation	20,821
Deferred country tax expense payable	10,017,015
Accrued expenses and other liabilities	447,065
Total liabilities	$160,157,597
Net assets	$8,426,087,760
Net assets consist of
Paid-in capital	$8,414,892,337
Total distributable earnings (loss)	11,195,423
Net assets	$8,426,087,760
Shares of beneficial interest outstanding	554,443,268

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$391,716,661	25,802,759	$15.18
Class B	5,729,130	377,774	15.17
Class C	38,607,781	2,553,903	15.12
Class I	5,112,982,471	336,708,425	15.19
Class R1	430,432	28,200	15.26
Class R2	14,678,175	961,572	15.26
Class R3	24,058,728	1,582,379	15.20
Class R4	41,142,433	2,704,281	15.21
Class R6	2,796,741,949	183,723,975	15.22

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.85 [100 / 95.75 x $15.18]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 1/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$163,618,637
Other	282,839
Dividends from affiliated issuers	253,989
Foreign taxes withheld	(194,551)
Total investment income	$163,960,914
Expenses
Management fee	$24,831,741
Distribution and service fees	872,068
Shareholder servicing costs	3,103,400
Administrative services fee	274,779
Independent Trustees' compensation	43,929
Custodian fee	231,139
Shareholder communications	428,770
Audit and tax fees	40,213
Legal fees	25,061
Miscellaneous	299,464
Total expenses	$30,150,564
Reduction of expenses by investment adviser and distributor	(410,562)
Net expenses	$29,740,002
Net investment income (loss)	$134,220,912

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $1,321,783 country tax)	$92,265,996
Affiliated issuers	(5,606)
Futures contracts	(5,161,497)
Swap agreements	(37,291)
Forward foreign currency exchange contracts	4,149,452
Foreign currency	377,422
Net realized gain (loss)	$91,588,476
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $1,165,735 decrease in deferred country tax)	$152,529,616
Affiliated issuers	(27,729)
Futures contracts	(3,741,057)
Swap agreements	8,752
Forward foreign currency exchange contracts	5,663,234
Translation of assets and liabilities in foreign currencies	21,312
Net unrealized gain (loss)	$154,454,128
Net realized and unrealized gain (loss)	$246,042,604
Change in net assets from operations	$380,263,516
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20
Change in net assets
From operations
Net investment income (loss)	$134,220,912	$239,970,236
Net realized gain (loss)	91,588,476	(54,080,657)
Net unrealized gain (loss)	154,454,128	43,529,983
Change in net assets from operations	$380,263,516	$229,419,562
Total distributions to shareholders	$(150,777,804)	$(264,512,100)
Change in net assets from fund share transactions	$1,792,732,935	$590,717,974
Total change in net assets	$2,022,218,647	$555,625,436
Net assets
At beginning of period	6,403,869,113	5,848,243,677
At end of period	$8,426,087,760	$6,403,869,113
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$14.73	$14.68	$13.99	$14.81	$14.87	$14.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.56	$0.64	$0.61	$0.63(c)	$0.64
Net realized and unrealized gain (loss)	0.48	0.10	0.70	(0.79)	(0.04)(g)	0.48
Total from investment operations	$0.74	$0.66	$1.34	$(0.18)	$0.59	$1.12
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.61)	$(0.65)	$(0.64)	$(0.65)	$(0.64)
Net asset value, end of period (x)	$15.18	$14.73	$14.68	$13.99	$14.81	$14.87
Total return (%) (r)(s)(t)(x)	5.07(n)	4.69	9.83	(1.32)	4.03(c)	8.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08(a)	1.08	1.07	1.07	1.09(c)	1.12
Expenses after expense reductions (f)	1.07(a)	1.06	1.04	1.05	1.06(c)	1.09
Net investment income (loss)	3.42(a)	3.84	4.51	4.12	4.23(c)	4.51
Portfolio turnover	29(n)	75	94	100	100	67
Net assets at end of period (000 omitted)	$391,717	$377,703	$382,984	$330,096	$392,012	$572,397
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$14.75	$14.71	$14.13	$14.97	$14.97	$14.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.45	$0.53	$0.50	$0.52(c)	$0.53
Net realized and unrealized gain (loss)	0.46	0.10	0.59	(0.81)	0.02(g)	0.50
Total from investment operations	$0.66	$0.55	$1.12	$(0.31)	$0.54	$1.03
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.51)	$(0.54)	$(0.53)	$(0.54)	$(0.53)
Net asset value, end of period (x)	$15.17	$14.75	$14.71	$14.13	$14.97	$14.97
Total return (%) (r)(s)(t)(x)	4.46(n)	3.83	8.16	(2.14)	3.67(c)	7.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83(a)	1.83	1.82	1.82	1.84(c)	1.87
Expenses after expense reductions (f)	1.82(a)	1.82	1.81	1.81	1.83(c)	1.85
Net investment income (loss)	2.70(a)	3.12	3.76	3.36	3.47(c)	3.75
Portfolio turnover	29(n)	75	94	100	100	67
Net assets at end of period (000 omitted)	$5,729	$8,088	$13,938	$19,703	$26,980	$32,216

Class C	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$14.73	$14.70	$14.10	$14.93	$14.94	$14.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.45	$0.53	$0.50	$0.52(c)	$0.53
Net realized and unrealized gain (loss)	0.42	0.08	0.61	(0.80)	0.01(g)	0.49
Total from investment operations	$0.62	$0.53	$1.14	$(0.30)	$0.53	$1.02
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.50)	$(0.54)	$(0.53)	$(0.54)	$(0.53)
Net asset value, end of period (x)	$15.12	$14.73	$14.70	$14.10	$14.93	$14.94
Total return (%) (r)(s)(t)(x)	4.26(n)	3.76	8.31	(2.08)	3.61(c)	7.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83(a)	1.83	1.82	1.82	1.84(c)	1.87
Expenses after expense reductions (f)	1.82(a)	1.82	1.81	1.81	1.83(c)	1.85
Net investment income (loss)	2.70(a)	3.12	3.76	3.36	3.47(c)	3.75
Portfolio turnover	29(n)	75	94	100	100	67
Net assets at end of period (000 omitted)	$38,608	$62,772	$113,863	$142,037	$185,167	$221,781
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$14.74	$14.82	$14.16	$14.97	$14.91	$14.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.59	$0.67	$0.64	$0.66(c)	$0.67
Net realized and unrealized gain (loss)	0.48	(0.02)(g)	0.67	(0.77)	0.08(g)	0.52
Total from investment operations	$0.76	$0.57	$1.34	$(0.13)	$0.74	$1.19
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.65)	$(0.68)	$(0.68)	$(0.68)	$(0.67)
Net asset value, end of period (x)	$15.19	$14.74	$14.82	$14.16	$14.97	$14.91
Total return (%) (r)(s)(t)(x)	5.19(n)	4.02	9.80	(0.95)	5.13(c)	8.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83(a)	0.83	0.82	0.82	0.84(c)	0.87
Expenses after expense reductions (f)	0.82(a)	0.82	0.81	0.81	0.83(c)	0.84
Net investment income (loss)	3.65(a)	4.06	4.74	4.35	4.46(c)	4.73
Portfolio turnover	29(n)	75	94	100	100	67
Net assets at end of period (000 omitted)	$5,112,982	$4,345,513	$3,879,907	$3,658,375	$4,348,855	$3,593,092
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$14.82	$14.88	$14.22	$15.04	$15.02	$14.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.44	$0.53	$0.50	$0.52(c)	$0.54
Net realized and unrealized gain (loss)	0.48	0.01(g)	0.67	(0.78)	0.04(g)	0.51
Total from investment operations	$0.68	$0.45	$1.20	$(0.28)	$0.56	$1.05
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.51)	$(0.54)	$(0.54)	$(0.54)	$(0.53)
Net asset value, end of period (x)	$15.26	$14.82	$14.88	$14.22	$15.04	$15.02
Total return (%) (r)(s)(t)(x)	4.59(n)	3.13	8.71	(1.98)	3.81(c)	7.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83(a)	1.84	1.82	1.82	1.84(c)	1.87
Expenses after expense reductions (f)	1.82(a)	1.82	1.81	1.81	1.83(c)	1.84
Net investment income (loss)	2.70(a)	3.07	3.75	3.36	3.47(c)	3.76
Portfolio turnover	29(n)	75	94	100	100	67
Net assets at end of period (000 omitted)	$430	$582	$648	$617	$814	$949

Class R2	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$14.81	$14.87	$14.22	$15.02	$15.01	$14.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.52	$0.60	$0.57	$0.59(c)	$0.61
Net realized and unrealized gain (loss)	0.48	(0.00)(g)(w)	0.66	(0.76)	0.03(g)	0.51
Total from investment operations	$0.72	$0.52	$1.26	$(0.19)	$0.62	$1.12
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.58)	$(0.61)	$(0.61)	$(0.61)	$(0.60)
Net asset value, end of period (x)	$15.26	$14.81	$14.87	$14.22	$15.02	$15.01
Total return (%) (r)(s)(t)(x)	4.92(n)	3.65	9.17	(1.35)	4.26(c)	8.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33(a)	1.34	1.32	1.32	1.34(c)	1.37
Expenses after expense reductions (f)	1.32(a)	1.32	1.31	1.31	1.33(c)	1.35
Net investment income (loss)	3.18(a)	3.60	4.26	3.86	3.97(c)	4.25
Portfolio turnover	29(n)	75	94	100	100	67
Net assets at end of period (000 omitted)	$14,678	$15,944	$18,952	$21,881	$23,567	$25,931
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$14.75	$14.80	$14.16	$14.96	$14.95	$14.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.56	$0.64	$0.61	$0.63(c)	$0.63
Net realized and unrealized gain (loss)	0.48	(0.00)(g)(w)	0.65	(0.77)	0.03(g)	0.50
Total from investment operations	$0.74	$0.56	$1.29	$(0.16)	$0.66	$1.13
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.61)	$(0.65)	$(0.64)	$(0.65)	$(0.64)
Net asset value, end of period (x)	$15.20	$14.75	$14.80	$14.16	$14.96	$14.95
Total return (%) (r)(s)(t)(x)	5.06(n)	3.97	9.39	(1.13)	4.52(c)	8.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08(a)	1.08	1.07	1.07	1.09(c)	1.13
Expenses after expense reductions (f)	1.07(a)	1.07	1.06	1.06	1.08(c)	1.10
Net investment income (loss)	3.42(a)	3.86	4.51	4.11	4.22(c)	4.46
Portfolio turnover	29(n)	75	94	100	100	67
Net assets at end of period (000 omitted)	$24,059	$23,775	$32,190	$38,001	$42,893	$47,726

Class R4	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$14.76	$14.84	$14.17	$14.97	$14.95	$14.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.60	$0.67	$0.64	$0.66(c)	$0.68
Net realized and unrealized gain (loss)	0.48	(0.03)(g)	0.68	(0.76)	0.04(g)	0.51
Total from investment operations	$0.76	$0.57	$1.35	$(0.12)	$0.70	$1.19
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.65)	$(0.68)	$(0.68)	$(0.68)	$(0.67)
Net asset value, end of period (x)	$15.21	$14.76	$14.84	$14.17	$14.97	$14.95
Total return (%) (r)(s)(t)(x)	5.19(n)	4.02	9.88	(0.88)	4.85(c)	8.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83(a)	0.83	0.82	0.82	0.84(c)	0.87
Expenses after expense reductions (f)	0.82(a)	0.82	0.81	0.81	0.83(c)	0.84
Net investment income (loss)	3.66(a)	4.13	4.74	4.36	4.47(c)	4.76
Portfolio turnover	29(n)	75	94	100	100	67
Net assets at end of period (000 omitted)	$41,142	$39,791	$75,510	$65,918	$74,239	$75,559
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$14.77	$14.90	$14.22	$15.00	$14.97	$14.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.60	$0.68	$0.65	$0.68(c)	$0.69
Net realized and unrealized gain (loss)	0.49	(0.07)(g)	0.69	(0.74)	0.05(g)	0.52
Total from investment operations	$0.77	$0.53	$1.37	$(0.09)	$0.73	$1.21
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.66)	$(0.69)	$(0.69)	$(0.70)	$(0.69)
Net asset value, end of period (x)	$15.22	$14.77	$14.90	$14.22	$15.00	$14.97
Total return (%) (r)(s)(t)(x)	5.25(n)	3.79	10.02	(0.65)	5.01(c)	8.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.73	0.73	0.73	0.76(c)	0.77
Expenses after expense reductions (f)	0.70(a)	0.72	0.72	0.72	0.74(c)	0.74
Net investment income (loss)	3.69(a)	4.17	4.85	4.42	4.56(c)	4.87
Portfolio turnover	29(n)	75	94	100	100	67
Net assets at end of period (000 omitted)	$2,796,742	$1,529,701	$1,330,252	$1,753,566	$875,984	$792,606

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Emerging Markets Debt Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Notes to Financial Statements (unaudited) - continued
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is

Notes to Financial Statements (unaudited) - continued
principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$5,352,920	$—	$5,352,920
Canada	742,264	—	—	742,264
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	62,606,382	—	62,606,382
Non - U.S. Sovereign Debt	—	5,840,529,458	—	5,840,529,458
U.S. Corporate Bonds	—	50,653,887	—	50,653,887
Foreign Bonds	—	1,893,490,561	0	1,893,490,561
Mutual Funds	518,276,553	—	—	518,276,553
Total	$519,018,817	$7,852,633,208	$0	$8,371,652,025
Other Financial Instruments
Futures Contracts – Assets	$93,508	$—	$—	$93,508
Futures Contracts – Liabilities	(3,649,131)	—	—	(3,649,131)
Forward Foreign Currency Exchange Contracts – Assets	—	7,732,584	—	7,732,584
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,485,773)	—	(4,485,773)
Swap Agreements – Liabilities	—	(647,285)	—	(647,285)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Fixed Income Securities
Balance as of 7/31/20	$—
Transfers into level 3	0
Balance as of 1/31/21	$0
At January 31, 2021, the fund held three level 3 securities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives

Notes to Financial Statements (unaudited) - continued
are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$93,508	$(3,649,131)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	7,732,584	(4,485,773)
Credit	Credit Default Swaps	—	(647,285)
Total		$7,826,092	$(8,782,189)
(a)	Values presented in this table for futures contracts correspond to the values reported in the fund's Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund's Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended January 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(5,161,497)	$ —	$ —
Foreign Exchange	—	—	4,149,452
Credit	—	(37,291)	—
Total	$(5,161,497)	$(37,291)	$4,149,452

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended January 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(3,741,057)	$ —	$ —
Foreign Exchange	—	—	5,663,234
Credit	—	8,752	—
Total	$(3,741,057)	$8,752	$5,663,234
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Financial Statements (unaudited) - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the

Notes to Financial Statements (unaudited) - continued
clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to

Notes to Financial Statements (unaudited) - continued
pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At January 31, 2021, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 7/31/20
Ordinary income (including any short-term capital gains)	$264,512,100
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/21
Cost of investments	$8,072,097,977
Gross appreciation	528,298,587
Gross depreciation	(228,744,539)
Net unrealized appreciation (depreciation)	$ 299,554,048
As of 7/31/20
Undistributed ordinary income	41,567,284
Capital loss carryforwards	(380,392,512)
Other temporary differences	(26,808,109)
Net unrealized appreciation (depreciation)	147,343,048
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) - continued
As of July 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(200,800,471)
Long-Term	(179,592,041)
Total	$(380,392,512)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. In addition, Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 1/31/21	Year ended 7/31/20
Class A	$7,488,166	$15,597,656
Class B	108,586	390,332
Class C	853,790	3,119,754
Class I	96,275,368	177,364,200
Class R1	8,737	22,432
Class R2	274,783	694,905
Class R3	463,470	1,159,939
Class R4	830,850	2,757,836
Class R6	44,474,054	63,405,046
Total	$150,777,804	$264,512,100
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $7.5 billion	0.65%
In excess of $7.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended January 31, 2021, this management fee

Notes to Financial Statements (unaudited) - continued
reduction amounted to $410,234, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2021 was equivalent to an annual effective rate of 0.66% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $10,251 for the six months ended January 31, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 488,202
Class B	0.75%	0.25%	1.00%	1.00%	35,184
Class C	0.75%	0.25%	1.00%	1.00%	277,285
Class R1	0.75%	0.25%	1.00%	1.00%	2,840
Class R2	0.25%	0.25%	0.50%	0.50%	38,340
Class R3	—	0.25%	0.25%	0.25%	30,217
Total Distribution and Service Fees					$872,068
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2021 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended January 31, 2021, this rebate amounted to $286, $5, and $37 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2021, were as follows:
Amount
Class A	$679
Class B	2,935
Class C	828
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2021, the fee was $111,742, which equated to 0.0030% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,991,658.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2021 was equivalent to an annual effective rate of 0.0075% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended January 31, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $4,282,436.

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended January 31, 2021, purchases and sales of investments, and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$8,397,652	$—
Non-U.S. Government securities	3,542,089,605	1,986,229,353
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/21		Year ended 7/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,550,288	$83,873,002	9,778,015	$142,717,237
Class B	6,668	99,681	4,688	67,962
Class C	265,886	4,028,649	448,516	6,597,082
Class I	61,859,421	927,754,851	109,251,779	1,562,763,401
Class R1	1,883	28,358	35,561	525,196
Class R2	91,723	1,388,156	207,052	3,001,471
Class R3	210,350	3,170,255	367,475	5,279,604
Class R4	231,873	3,510,127	1,074,357	15,501,567
Class R6	83,200,479	1,239,200,744	29,252,389	424,445,428
	151,418,571	$2,263,053,823	150,419,832	$2,160,898,948
Shares issued to shareholders in reinvestment of distributions
Class A	383,991	$5,762,704	840,008	$12,123,221
Class B	6,607	99,428	23,509	341,225
Class C	54,723	821,910	184,139	2,670,531
Class I	6,208,500	92,941,530	11,823,357	170,037,938
Class R1	581	8,737	1,544	22,432
Class R2	18,181	273,654	47,935	694,440
Class R3	30,867	463,470	80,211	1,159,390
Class R4	55,291	830,025	186,875	2,707,166
Class R6	2,528,977	38,084,417	3,655,559	52,639,830
	9,287,718	$139,285,875	16,843,137	$242,396,173

Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/21		Year ended 7/31/20
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(5,772,557)	$(87,608,977)	(11,071,798)	$(160,313,946)
Class B	(183,830)	(2,772,429)	(427,182)	(6,106,048)
Class C	(2,028,912)	(30,879,733)	(4,115,537)	(59,551,113)
Class I	(26,255,969)	(392,813,476)	(87,898,543)	(1,246,801,495)
Class R1	(13,545)	(208,225)	(41,364)	(609,876)
Class R2	(224,609)	(3,371,777)	(453,054)	(6,452,852)
Class R3	(270,532)	(4,075,608)	(1,011,157)	(14,335,373)
Class R4	(279,648)	(4,220,081)	(3,652,356)	(52,540,260)
Class R6	(5,570,711)	(83,656,457)	(18,648,734)	(265,866,184)
	(40,600,313)	$(609,606,763)	(127,319,725)	$(1,812,577,147)
Net change
Class A	161,722	$2,026,729	(453,775)	$(5,473,488)
Class B	(170,555)	(2,573,320)	(398,985)	(5,696,861)
Class C	(1,708,303)	(26,029,174)	(3,482,882)	(50,283,500)
Class I	41,811,952	627,882,905	33,176,593	485,999,844
Class R1	(11,081)	(171,130)	(4,259)	(62,248)
Class R2	(114,705)	(1,709,967)	(198,067)	(2,756,941)
Class R3	(29,315)	(441,883)	(563,471)	(7,896,379)
Class R4	7,516	120,071	(2,391,124)	(34,331,527)
Class R6	80,158,745	1,193,628,704	14,259,214	211,219,074
	120,105,976	$1,792,732,935	39,943,244	$590,717,974
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs.

Notes to Financial Statements (unaudited) - continued
Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2021, the fund’s commitment fee and interest expense were $15,225 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$333,386,807	$1,752,141,294	$1,567,218,213	$(5,606)	$(27,729)	$518,276,553

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$253,989	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Emerging Markets Debt Fund is included as part of the report to shareholders of such series of the Registrant under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

	(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

	(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 18, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2021

*	Print name and title of each signing officer under his or her signature.